DAIMLER TRUCKS RE
T
AIL TRUST 2022-1
Investor Report
Collection Period Ended
30-Sep-2025
Dates
Collection Period No.
36

Amounts in USD
Collection Period (from... to)
Determination Date
Record Date
Distribution Date
Interest Period of the Class A-1 Notes (from... to)
Interest Period of the Class A-2, A-3 and A-4 Notes (from... to)
1-Sep-2025
10-Oct-2025
14-Oct-2025
15-Oct-2025
15-Sep-2025
15-Sep-2025
30-Sep-2025
15-Oct-2025
15-Oct-2025
Actual/360 Days
30
30/360 Days
30
Summary
Class A-1
Notes
Class A-2
Notes
Class A-3
Notes
Class A-4 Notes
T
otal Note Balance
Initial
Balance
178,880,000.00
360,000,000.00
360,000,000.00
80,000,000.00
978,880,000.00
Beginning
Balance
0.00
0.00
0.00
52,520,065.73
52,520,065.73
Ending
Balance
0.00
0.00
0.00
39,908,631.10
39,908,631.10
Principal
Payment
0.00
0.00
0.00
12,611,434.63
12,61
1,434.63
Principal per $1000
Face Amount
0.000000
0.000000
0.000000
157.642933
Note
Factor
0.000000
0.000000
0.000000
0.498858
Overcollateralization
Adjusted Pool Balance
Y
ield Supplement Overcollateralization Amount
Pool Balance
Initial
Overcollateralization
Amount
T
arget
Overcollateralization
Amount
Current Overcollateralization Amount
Class A-1
Notes
Class A-2
Notes
Class A-3
Notes
Class A-4 Notes
T
otal
93,867,344.34
1,072,747,344.34
59,010,660.22
1,131,758,004.56
Amount
93,867,344.34
93,865,392.63
93,865,392.63
Interest Rate
0.000000%
5.070000%
5.230000%
5.390000%
93,865,392.63
146,385,458.36
4,500,134.73
150,885,593.09
Percentage
8.75%
8.75%
8.75%
Interest Payment
0.00
0.00
0.00
235,902.63
235,902.63
93,865,392.63
133,774,023.73
3,987,016.64
137,761,040.37
Interest per $1000
Face Amount
0.000000
0.000000
0.000000
2.948783
Interest & Principal
Payment
0.00
0.00
0.00
12,847,337.26
12,847,337.26
Interest & Principal Payment
per $1000 Face Amount
0.000000
0.000000
0.000000
160.591716

DAIMLER TRUCKS RE
T
AIL TRUST 2022-1
Investor Report
Collection Period Ended
30-Sep-2025
A
vailable Funds
Principal Collections
Interest Collections
Net Liquidation Proceeds
Recoveries
Purchase Amounts
12,090,574.70
623,289.40
59,674.72
1,052,768.82
0.00
Distributions
(1)
T
otal Servicing Fee
Nonrecoverable Advances to the Servicer
(2)
T
otal Trustee Fees and amounts owed to Asset Representation
Reviewer (max. $250,000 p.a.)
(3) Interest Distributable Amount

Amounts in USD
125,737.99
0.00
0.00
235,902.63
Advances made by the Servicer
Investment Earnings
A
vailable Collections
Reserve Fund Draw Amount
A
vailable Funds
0.00
44,313.37
13,870,621.01
0.00
13,870,621.01
(4) Priority Principal Distributable Amount
(5)
T
o Reserve Fund to reach the Reserve Fund Required Amount
(6) Regular Principal Distributable Amount
(7) Additional Servicing Fee and Transition Costs
(8)
T
otal Trustee Fees and Asset Representation Reviewer fees not previously paid under (2)
(9) Excess Collections to Certificateholders
T
otal Distribution
0.00
0.00
12,611,434.63
0.00
0.00
897,545.76
13,870,621.01
Distribution Detail
T
otal Servicing Fee
T
otal Trustee Fee
Monthly Interest Distributable Amount
thereof on Class A-1 Notes
thereof on Class A-2 Notes
thereof on Class A-3 Notes
thereof on Class A-4 Notes
Interest Carryover Shortfall Amount
thereof on Class A-1 Notes
thereof on Class A-2 Notes
thereof on Class A-3 Notes
thereof on Class A-4 Notes
Interest Distributable Amount
Priority Principal Distributable Amount
Regular Principal Distributable Amount
Aggregate Principal Distributable Amount
Due
125,737.99
0.00
235,902.63
0.00
0.00
0.00
235,902.63
0.00
0.00
0.00
0.00
0.00
235,902.63
0.00
12,611,434.63
12,611,434.63
Paid
125,737.99
0.00
235,902.63
0.00
0.00
0.00
235,902.63
0.00
0.00
0.00
0.00
0.00
235,902.63
0.00
12,611,434.63
12,611,434.63
Shortfall
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00

DAIMLER TRUCKS RE
T
AIL TRUST 2022-1
Investor Report
Collection Period Ended
30-Sep-2025

Amounts in USD
Reserve Fund and Investment Earnings
Reserve Fund
Reserve Fund Required Amount
Reserve Fund Amount - Beginning Balance
plus top up Reserve Fund up to the Required Amount
plus Net Investment Earnings for the Collection Period
minus Net Investment Earnings
minus Reserve Fund Draw Amount
Reserve Fund Amount - Ending Balance
Reserve Fund Deficiency
Investment Earnings
Net Investment Earnings on the Reserve Fund
Net Investment Earnings on the Collection Account
Investment Earnings for the Collection Period
2,681,868.36
2,681,868.36
0.00
8,435.99
8,435.99
0.00
2,681,868.36
0.00
8,435.99
35,877.38
44,313.37
Notice to Investors
Note: Daimler Truck Financial Services USA LLC, as Servicer, has elected to exercise its option under Section 8.01 of the Sale and Servicing Agreement to purchase the Trust Estate
(other than the Accounts) immediately after giving effect to the monthly payment of principal and interest on October
15, 2025 (the “Redemption Date”) and has deposited
$39,908,631.1 into the Note Payment Account to redeem the balance of the Class A-4 notes. Therefore, pursuant to Section 10.01 of the Indenture, the Notes will be redeemed on the
Redemption Date.

DAIMLER TRUCKS RE
T
AIL TRUST 2022-1
Investor Report
Collection Period Ended
30-Sep-2025
Pool Statistics

Amounts in USD
Pool Data
Cutoff Date Pool Balance
Pool Balance beginning of Collection Period
Principal Collections
Principal Collections attributable to Full Pay-offs
Principal Purchase Amounts
Principal Gross Losses
Pool Balance end of Collection Period
Pool Factor
W
eighted
A
verage APR
W
eighted
A
verage Number of Remaining Payments
W
eighted
A
verage Seasoning (months)
Amount
1,131,758,004.56
150,885,593.09
10,027,354.71
2,063,219.99
0.00
1,033,978.02
137,761,040.37
12.17%
As of Cutoff Date
5.07%
40.44
16.34
Number of Receivables
6,504
2,014
1,930
Current
4.75%
16.27
47.34

DAIMLER TRUCKS RE
T
AIL TRUST 2022-1
Investor Report
Collection Period Ended
30-Sep-2025
Delinquency Profile

Amounts in USD
Delinquency Profile
(1)
Current
31-60
Days
Delinquent
61-90
Days
Delinquent
91-120 Days Delinquent
T
otal
Amount
126,232,030.22
4,307,826.01
2,226,682.00
4,994,502.14
137,761,040.37
Number of Receivables
1,827
52
25
26
1,930
Percentage
91.63%
3.13%
1.62%
3.63%
100.00%
Delinquency
T
rigger
60+ Delinquency Receivables to EOP Pool Balance
Delinquency Trigger occurred
10.500%
5.24%
No
(1) A receivable is not considered delinquent if the amount past due is less than
10% of the payment due under such receivable
Loss Statistics
Current
Cumulative
Losses
(1)
Principal Gross Losses
Principal Net Liquidation Proceeds
Principal Recoveries
Principal Net Loss / (Gain)
Amount
1,033,978.02
58,546.16
1,046,425.21
(70,993.35)
Number of Receivables
16
Amount
63,332,179.57
8,319,667.40
18,437,078.69
36,575,433.48
Number of Receivables
645
Principal Net Loss / (Gain) as % of
A
verage Pool Balance (annualized):
Current Collection Period
Prior Collection Period
Second Prior Collection Period
Third Prior Collection Period
Four Month
A
verage
Cumulative Principal Net Loss / (Gain) as % of Cutoff Date Pool Balance
A
verage Net Credit Loss/(Gain)
(0.590%)
(5.716%)
(16.473%)
(3.988%)
(6.692%)
3.232
%
56,706.10
(1) Losses include accounts that have been charged off with a balance remaining of less than
$100.
Historical Lifetime CPR, Loss and Delinquencies

DAIMLER TRUCKS RE
T
AIL TRUST 2022-1
Investor Report
Collection Period Ended
30-Sep-2025
Cumulative Loss
T
otal Pool
Delinquncies
Lifetime

Amounts in USD
Pd.
Gross
Net
31-60
61-90
1
0.09%
0.02%
0.07%
0.02%
2
0.11%
0.03%
0.24%
0.03%
3
0.17%
0.06%
0.24%
0.14%
4
0.26%
0.12%
0.51%
0.11%
5
0.33%
0.16%
0.64%
0.30%
6
0.46%
0.23%
0.98%
0.28%
7
0.67%
0.39%
0.64%
0.14%
8
0.87%
0.50%
0.71%
0.38%
9
1.00%
0.59%
0.76%
0.57%
10
1.05%
0.60%
0.90%
0.22%
11
1.32%
0.79%
1.14%
0.56%
12
1.41%
0.83%
1.26%
0.59%
13
1.60%
0.96%
0.78%
0.54%
14
1.75%
1.03%
1.63%
0.62%
15
2.02%
1.23%
1.24%
0.37%
16
2.22%
1.38%
1.29%
0.38%
17
2.33%
1.43%
2.11%
0.50%
18
2.45%
1.52%
2.61%
0.97%
19
2.56%
1.59%
2.12%
1.23%
20
2.68%
1.67%
4.27%
0.44%
21
2.96%
1.89%
2.07%
3.13%
22
3.13%
2.00%
1.81%
1.28%
23
3.96%
2.76%
2.43%
0.88%
24
4.11%
2.86%
2.97%
1.15%
25
4.23%
2.94%
2.91%
1.89%
26
4.28%
2.95%
2.19%
2.28%
27
4.44%
3.06%
2.50%
0.99%
28
4.71%
3.25%
2.33%
1.42%
29
4.95%
3.40%
2.39%
1.26%
30
4.99%
3.43%
2.47%
2.06%
31
5.05%
3.38%
1.39%
1.28%
32
5.31%
3.56%
1.03%
1.46%
33
5.36%
3.51%
2.93%
1.35%
34
5.43%
3.30%
4.86%
2.35%
35
5.50%
3.24%
1.84%
2.01%
91+
CPR
- %
9.59%
0.01%
8.33%
0.02%
7.67%
0.11%
8.52%
0.03%
8.36%
0.05%
8.76%
0.14%
9.67%
0.11%
9.96%
0.14%
9.89%
0.30%
9.69%
0.11%
10.31%
0.45%
10.05%
0.41%
10.10%
0.32%
10.13%
0.26%
10.05%
0.20%
9.90%
0.21%
9.60%
0.16%
9.40%
0.51%
9.45%
1.26%
9.62%
0.25%
10.13%
2.23%
10.39%
0.61%
11.28%
0.57%
11.11%
0.43%
11.81%
1.01%
11.83%
2.36%
11.68%
1.62%
12.07%
1.25%
12.09%
1.36%
11.76%
2.51%
11.96%
1.29%
12.17%
1.57%
12.12%
1.89%
11.71%
3.02%
11.33%

DAIMLER TRUCKS RE
T
AIL TRUST 2022-1
Investor Report
Collection Period Ended
30-Sep-2025
Cumulative Loss
T
otal Pool
Delinquncies
Lifetime

Amounts in USD
Pd.
Gross
Net
31-60
61-90
36
5.60%
3.23%
3.13%
1.62%
91+
CPR
3.63%
11.23%